September 26, 2016

VIA EDGAR
Securities and Exchange Commission
100 F St. NE
Washington, D.C. 20549

Re:    Symetra Resource Variable Account B (811-04716)

Dear Commissioners:

On behalf of Symetra Life Insurance Company and the Symetra Resource Variable Account B, we hereby submit, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the Account's semi-annual report for the period ending June 30, 2016 has been transmitted to contract owners accordingly.

We incorporate by reference the following semi-annual reports for the underlying funds:

Filer/Entity:	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Registration No.	811-07452
CIK No.:	0000896435
Fund:
Invesco V.I. American Franchise Fund (Series I Shares)
Invesco V.I. Balanced Risk Allocation Fund (Series I Shares)
Invesco V.I. Comstock Fund - Series I Shares
Invesco V.I. Core Equity Fund (Series I Shares)
Invesco V.I. Global Health Care Fund (Series I Shares)
Invesco V.I. Global Real Estate Fund (Series I Shares)
Invesco V.I. International Growth Fund (Series I Shares)
Invesco V.I. International Growth Fund (Series II Shares)
Invesco V.I. Mid Cap Core Equity Fund (Series I Shares)
Invesco V.I. Mid Cap Growth Fund (Series II Shares)
Invesco V.I. Small Cap Equity Fund (Series I Shares)

Accession No.:	0001193125-16-692915
Date of Filing:	2016-08-26

Filer/Entity:	AB Variable Products Series Fund, Inc.
Registration No.	811-05398
CIK No.:	0000825316
Fund:	AB VPS Real Estate Investment Portfolio Class A AB VPS Small Cap Growth Portfolio Class A AB VPS Small/Mid Cap Value Portfolio Class A
Accession No.:	0001193125-16-686479
Date of Filing:	2016-08-19

Filer/Entity:	ALPS Variable Investment Trust
Registration No.	811-21987
CIK No.:	0001382990
Fund:	ALPS/Alerian Energy Infrastructure Portfolio Class I
Accession No.:	0001398344-16-018059
Date of Filing:	2016-09-06

Filer/Entity:	American Century Variable Portfolios Inc.
Registration No.	811-05188
CIK No.:	0000814680
Fund:
American Century VP Balanced Fund Class I
American Century VP International Fund Class I
American Century VP Mid Cap Value Fund Class I
American Century VP Ultra®Fund Class II
American Century VP Value Fund Class I

Accession No.:	0000814680-16-000233
Date of Filing:	2016-08-17

Filer/Entity:	American Funds Insurance Series
Registration No.	811-03857
CIK No.:	0000729528
Fund:
American Funds Insurance Series Global Growth and Income Fund - Class 1
American Funds Insurance Series Growth Fund - Class 1
American Funds Insurance Series Growth-Income Class 1
American Funds Insurance Series International Fund -Class 1
American Funds Insurance Series New World Fund - Class 1

Accession No.:	0000051931-16-002848
Date of Filing:	2016-08-31

Filer/Entity:	BlackRock Variable Series Funds, Inc.
Registration No.	811-03290
CIK No.:	0000355916
Fund:	BlackRock Capital Appreciation V.I. Fund, Class I BlackRock Global Allocation V.I. Fund, Class I BlackRock High Yield V.I. Fund, Class I
Accession No.:	0001193125-16-691141
Date of Filing:	2016-08-25

Filer/Entity:	Calvert Variable Products, Inc.
Registration No.	811-04000
CIK No.:	0000743773
Fund:	Calvert VP EAFE International Index Portfolio - Class I Calvert VP Russell 2000 Small Cap Index Portfolio - Class I
Accession No.:	0000743773-16-000136
Date of Filing:	2016-08-24

Filer/Entity:	Columbia Funds Variable Insurance Trust
Registration No.	811-05199
CIK No.:	0000815425
Fund:	Columbia VP Small Cap Value Fund - Class 1
Accession No.:	0001104659-16-142583
Date of Filing:	2016-09-01

Filer/Entity:	Columbia Funds Variable Series Trust II
Registration No.	811-22127
CIK No.:	0001413032
Fund:	Columbia VP Income Opportunities Fund - Class 1 Columbia VP Select International Equity Fund - Class 1 Columbia VP Mid Cap Growth Fund - Class 1
Accession No.:	0001193125-16-699610
Date of Filing:	2016-09-01

Filer/Entity:	DFA Investment Dimensions Group Inc.
Registration No.	811-03258
CIK No.:	0000355437
Fund:
(DFA) VA Global Bond Portfolio
(DFA) VA International Small Company Portfolio
(DFA) VA International Value Portfolio
(DFA) VA Short-Term Fixed Portfolio
(DFA) VA U.S. Large Value Portfolio
(DFA) VA U.S. Targeted Value Portfolio

Accession No.:	0001193125-16-644032
Date of Filing:	2016-07-08

Filer/Entity:	Delaware VIP Trust
Registration No.	811-05162
CIK No.:	0000814230
Fund:
Delaware VIP® Emerging Markets Series, Standard Class
Delaware VIP® International Value Equity Series, Standard Class
Delaware VIP® Small Cap Value Series, Standard Class
Delaware VIP® Smid Cap Growth Series, Standard Class

Accession No.:	0001206774-16-007168
Date of Filing:	2016-09-06

Filer/Entity:	Dreyfus Investment Portfolios
Registration No.	811-08673
CIK No.:	0001056707
Fund:	Dreyfus IP MidCap Stock Portfolio - Initial Shares Dreyfus IP Technology Growth Portfolio - Initial Shares
Accession No.:	0001056707-16-000034
Date of Filing:	2016-08-12

Filer/Entity:	Dreyfus Socially Responsible Growth Fund Inc.
Registration No.	811-07044
CIK No.:	0000890064
Fund:	The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
Accession No.:	0000890064-16-000032
Date of Filing:	2016-08-12

Filer/Entity:	Dreyfus Stock Index Fund Inc.
Registration No.	811-05719
CIK No.:	0000846800
Fund:	Dreyfus Stock Index Fund, Inc. - Service Shares
Accession No.:	0000846800-16-000028
Date of Filing:	2016-08-12

Filer/Entity:	Dreyfus Variable Investment Fund
Registration No.	811-05125
CIK No.:	0000813383
Fund:	Dreyfus VIF Appreciation Portfolio - Initial Shares Dreyfus VIF Quality Bond Portfolio - Initial Shares
Accession No.:	0000813383-16-000052
Date of Filing:	2016-08-12

Filer/Entity:	Deutsche Variable Series I
Registration No.	811-04257
CIK No.:	0000764797
Fund:	Deutsche CROCI® International VIP - Class A
Accession No.:	0000088053-16-002452
Date of Filing:	2016-08-22

Filer/Entity:	Deutsche Variable Series II
Registration No.	811-05002
CIK No.:	0000810573
Fund:	Deutsche Global Income Builder VIP - Class A Deutsche Alternative Asset Allocation VIP - Class A
Accession No.:	0000088053-16-002453
Date of Filing:	2016-08-22

Filer/Entity:	Eaton Vance Variable Trust
Registration No.	811-10067
CIK No.:	0001121746
Fund:	Eaton Vance VT Floating-Rate Income Fund Advisor Class
Accession No.:	0001193125-16-691388
Date of Filing:	2016-08-25

Filer/Entity:	Federated Insurance Series
Registration No.	811-08042
CIK No.:	0000912577
Fund:	Federated High Income Bond Fund II - Primary Shares Federated Managed Volatility Fund II
Accession No.:	0001623632-16-003566
Date of Filing:	2016-08-24

Filer/Entity:	Franklin Templeton Variable Insurance Products Trust
Registration No.	811-05583
CIK No.:	0000837274
Fund:
Franklin Income VIP Fund - Class 1
Franklin Mutual Global Discovery VIP Fund - Class 1
Franklin Mutual Shares VIP Fund - Class 1
Franklin Rising Dividends VIP Fund - Class 1
Franklin Strategic Income VIP Fund - Class 1
Franklin U.S. Government Securities VIP Fund - Class 1
Templeton Developing Markets VIP Fund - Class 1
Templeton Foreign VIP Fund - Class 1
Templeton Global Bond VIP Fund - Class 1

Accession No.:	0001193125-16-695385
Date of Filing:	2016-08-29

Filer/Entity:	Franklin Templeton Variable Insurance Products Trust
Registration No.	811-05583
CIK No.:	0000837274
Fund:
Franklin Income VIP Fund - Class 2
Franklin Mutual Shares VIP Fund - Class 2
Franklin Small-Mid Cap Growth VIP Fund - Class 2
Franklin U.S. Government Securities VIP Fund - Class 2
Templeton Developing Markets VIP Fund - Class 2
Templeton Growth VIP Fund - Class 2

Accession No.:	0001193125-16-695391
Date of Filing:	2016-08-29

Filer/Entity:	Goldman Sachs Variable Insurance Trust
Registration No.	811-08361
CIK No.:	0001046292
Fund:	Goldman Sachs VIT Strategic Income Fund - Institutional Shares
Accession No.:	0001193125-16-693109
Date of Filing:	2016-08-26

Filer/Entity:	JPMorgan Insurance Trust
Registration No.	811-07874
CIK No.:	0000909221
Fund:	JPMorgan Insurance Trust Mid Cap Value Portfolio - Class 1 Shares JPMorgan Insurance Trust U.S. Equity Portfolio - Class 1 Shares
Accession No.:	0001193125-16-689477
Date of Filing:	2016-08-24

Filer/Entity:	Janus Aspen Series
Registration No.	811-07736
CIK No.:	0000906185
Fund:
Janus Aspen Enterprise Portfolio - Institutional Shares
Janus Aspen Flexible Bond Portfolio - Institutional Shares
Janus Aspen Overseas Portfolio - Institutional Shares
Janus Aspen Perkins Mid Cap Value Portfolio - Institutional Shares

Accession No.:	0000906185-16-000038
Date of Filing:	2016-08-30

Filer/Entity:	Merger Fund VL
Registration No.	811-21279
CIK No.:	0001208133
Fund:	The Merger Fund VL
Accession No.:	0000898531-16-000973
Date of Filing:	2016-09-02

Filer/Entity:	MFS Variable Insurance Trust
Registration No.	811-08326
CIK No.:	0000918571
Fund:	MFS® Growth Series - Initial Class MFS® New Discovery Series - Initial Class MFS® Utilities Series - Initial Class
Accession No.:	0001193125-16-691405
Date of Filing:	2016-08-25

Filer/Entity:	MFS Variable Insurance Trust II
Registration No.	811-03732
CIK No.:	0000719269
Fund:	MFS® Government Securities Portfolio - Initial Class MFS® International Growth Portfolio - Initial Class MFS® International Value Portfolio- Initial Class
Accession No.:	0001193125-16-691443
Date of Filing:	2016-08-25

Filer/Entity:	PIMCO Equity Series VIT
Registration No.	811-22376
CIK No.:	0001479359
Fund:	PIMCO StocksPLUS® Global Portfolio - Institutional Class
Accession No.:	0001193125-16-693002
Date of Filing:	2016-08-26

Filer/Entity:	PIMCO Variable Insurance Trust
Registration No.	811-08399
CIK No.:	0001047304
Fund:
PIMCO All Asset Portfolio - Institutional Class
PIMCO CommodityRealReturn® Strategy Portfolio - Institutional Class
PIMCO Emerging Markets Bond Portfolio - Institutional Class
PIMCO Foreign Bond Portfolio (Unhedged) - Institutional Class
PIMCO Global Bond Portfolio (Unhedged) - Institutional Class
PIMCO Global Multi-Asset Managed Allocation Portfolio Institutional Class
PIMCO Long-Term U.S. Government Portfolio - Institutional Class
PIMCO Low Duration Portfolio - Institutional Class
PIMCO Real Return Portfolio - Institutional Class
PIMCO Total Return Portfolio - Institutional Class Shares
PIMCO Unconstrained Bond Portfolio - Institutional Class

Accession No.:	0001193125-16-692999
Date of Filing:	2016-08-26

Filer/Entity:	Pioneer Variable Contracts Trust /MA/
Registration No.	811-08786
CIK No.:	0000930709
Fund:
Pioneer Bond VCT Portfolio - Class I Shares
Pioneer Emerging Markets VCT Portfolio - Class II Shares
Pioneer Equity Income VCT Portfolio - Class II Shares
Pioneer Fund VCT Portfolio - Class I Shares
Pioneer High Yield VCT Portfolio - Class II Shares
Pioneer Mid Cap Value VCT Portfolio - Class I Shares
Pioneer Select Mid Cap Growth VCT Portfolio - Class I Shares
Pioneer Strategic Income VCT Portfolio - Class I Shares
Pioneer Strategic Income VCT Portfolio - Class II Shares

Accession No.:	0001265389-16-000043
Date of Filing:	2016-08-26

Filer/Entity:	Royce Capital Fund
Registration No.	811-07537
CIK No.:	0001006387
Fund:	Royce Capital Fund Micro-Cap Portfolio - Investment Class Royce Capital Fund Small-Cap Portfolio - Investment Class
Accession No.:	0000949377-16-000730
Date of Filing:	2016-08-23

Filer/Entity:	SEI Insurance Products Trust
Registration No.	811-22862
CIK No.:	0001580641
Fund:
VP Balanced Strategy Fund - Class II Shares
VP Conservative Strategy Fund - Class II Shares
VP Defensive Strategy Fund - Class II Shares
VP Market Growth Strategy Fund - Class II Shares
VP Market Plus Strategy Fund - Class II Shares
VP Moderate Strategy Fund - Class II Shares

Accession No.:	0001193125-16-700337
Date of Filing:	2016-09-02

Filer/Entity:	Sentinel Variable Products Trust
Registration No.	811-09917
CIK No.:	0001112513
Fund:	Sentinel Variable Products Bond Fund Sentinel Variable Products Common Stock Fund Sentinel Variable Products Small Company Fund
Accession No.:	0001144204-16-122821
Date of Filing:	2016-09-06

Filer/Entity:	T. Rowe Price Equity Series, Inc.
Registration No.	811-07143
CIK No.:	0000918294
Fund:	T. Rowe Price Equity Income Portfolio
Accession No.:	0001206774-16-006959
Date of Filing:	2016-08-22

Filer/Entity:	T. Rowe Price Equity Series, Inc.
Registration No.	811-07143
CIK No.:	0000918294
Fund:	T. Rowe Price Health Sciences Portfolio
Accession No.:	0001206774-16-006949
Date of Filing:	2016-08-22

Filer/Entity:	T. Rowe Price Equity Series, Inc.
Registration No.	811-07143
CIK No.:	0000918294
Fund:	T. Rowe Price Blue Chip Growth Portfolio
Accession No.:	0001206774-16-006943
Date of Filing:	2016-08-22

Filer/Entity:	T. Rowe Price Equity Series, Inc.
Registration No.	811-07143
CIK No.:	0000918294
Fund:	T. Rowe Price New America Growth Portfolio
Accession No.:	0001206774-16-006942
Date of Filing:	2016-08-22

Filer/Entity:	T. Rowe Price International Series, Inc.
Registration No.	811-07145
CIK No.:	0000918292
Fund:	T. Rowe Price International Stock Portfolio
Accession No.:	0001206774-16-006950
Date of Filing:	2016-08-22

Filer/Entity:	VanEck VIP Trust
Registration No.	811-05083
CIK No.:	0000811976
Fund:	VanEck VIP Global Hard Assets Fund - Initial Class
Accession No.:	0000930413-16-008099
Date of Filing:	2016-09-06

Filer/Entity:	Vanguard Variable Insurance Funds
Registration No.	811-05962
CIK No.:	0000857490
Fund:
Vanguard VIF - Balanced Portfolio
Vanguard VIF - Capital Growth Portfolio
Vanguard VIF - Equity Income Portfolio
Vanguard VIF - Equity Index Portfolio
Vanguard VIF - High Yield Bond Portfolio
Vanguard VIF - International Portfolio
Vanguard VIF - Mid-Cap Index Portfolio
Vanguard VIF - Money Market Portfolio
Vanguard VIF - REIT Index Portfolio
Vanguard VIF - Short-Term Investment-Grade Portfolio
Vanguard VIF - Small Company Growth Portfolio
Vanguard VIF - Total Bond Market Index Portfolio
Vanguard VIF - Total Stock Market Index Portfolio

Accession No.:	0000932471-16-014113
Date of Filing:	2016-08-26

Filer/Entity:	Variable Insurance Products Fund
Registration No.	811-03329
CIK No.:	0000356494
Fund:	Fidelity VIP Equity-Income Portfolio - Initial Class Fidelity VIP Growth Portfolio - Initial Class
Accession No.:	0001379491-16-005337
Date of Filing:	2016-08-24

Filer/Entity:	Variable Insurance Products Fund II
Registration No.	811-05511
CIK No.:	0000831016
Fund:	Fidelity VIP Contrafund® Portfolio - Initial Class
Accession No.:	0001379491-16-005335
Date of Filing:	2016-08-24

Filer/Entity:	Variable Insurance Products III
Registration No.	811-07205
CIK No.:	0000927384
Fund:	Fidelity VIP Growth & Income Portfolio - Initial Class Fidelity VIP Growth Opportunities Portfolio - Initial Class Fidelity VIP Mid Cap Portfolio - Initial Class
Accession No.:	0001379491-16-005308
Date of Filing:	2016-08-19

Filer/Entity:	Variable Insurance Products Fund IV
Registration No.	811-03759
CIK No.:	0000720318
Fund:
Fidelity VIP Energy Portfolio - Initial Class
Fidelity VIP Financial Services Portfolio - Initial Class
Fidelity VIP Real Estate Portfolio - Initial Class
Fidelity VIP Technology Portfolio - Initial Class

Accession No.:	0001379491-16-005338
Date of Filing:	2016-08-24

Filer/Entity:	Variable Insurance Products Fund V
Registration No.	811-05361
CIK No.:	0000823535
Fund:	Fidelity VIP Asset Manager Portfolio - Initial Class Fidelity VIP Investment Grade Bond Portfolio - Initial Class Fidelity VIP Strategic Income Portfolio - Initial Class
Accession No.:	0001379491-16-005400
Date of Filing:	2016-08-26

Filer/Entity:	Variable Insurance Products Fund V
Registration No.	811-05361
CIK No.:	0000823535
Fund:	Fidelity VIP Government Money Market Portfolio - Initial Class Fidelity VIP Government Money Market Portfolio - Service Class 2
Accession No.:	0001379491-16-005316
Date of Filing:	2016-08-19

Filer/Entity:	Virtus Variable Insurance Trust
Registration No.	811-04642
CIK No.:	0000792359
Fund:	Virtus International Series Class I Virtus Multi-Sector Fixed Income Series Class I Virtus Equity Trend Series Class I Virtus Real Estate Securities Series Class I Virtus Small-Cap Growth Series Class I
Accession No.:	0001193125-16-704406
Date of Filing:	2016-09-08

Filer/Entity:	Voya Investors Trust
Registration No.	811-05629
CIK No.:	0000837276
Fund:	VY JPMorgan Emerging Markets Equity Portfolio - Class I
Accession No.:	0001571049-16-018063
Date of Filing:	2016-09-07

Filer/Entity:	Voya Variable Portfolios Inc
Registration No.	811-07651
CIK No.:	0001015965
Fund:	Voya Global Equity Portfolio - Class S
Accession No.:	0001571049-16-018069
Date of Filing:	2016-09-07

If you have any questions regarding this filing, please contact me at (425) 256-5026.

Sincerely,

Jacqueline M. Veneziani
Vice President and Associate General Counsel

RE: Regulatory Documents for Your Variable Annuity or Variable Life Insurance Product(s)

Dear Valued Customer:

Thank you for choosing the convenience of online delivery. Click on the links below to view the regulatory documents for the portfolios in your variable annuity or variable life insurance product(s) issued by Symetra Life Insurance Company or by First Symetra National Life Insurance Company of New York.

[insert links to each document]

As always, we are committed to providing you with quality products and services. We thank you for your business and look forward to helping you meet your financial goals in the years ahead.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-796-3872, 6:00 a.m. to 4:30 p.m. PT or your registered representative.

Thomas M. Marra
President
Symetra Life Insurance Company
First Symetra National Life Insurance Company of New York

The information contained in this message is confidential. If you are not the intended recipient, do not distribute or copy this communication. If you have received this communication in error, please notify us immediately. Thank you for your cooperation.

Symetra Life Insurance Company, not a licensed insurer in New York, is the parent company of First Symetra National Life Insurance Company of New York.

<logo>
Symetra Life Insurance Company
777 108th Avenue NE, Suite 1200
Bellevue, WA 98004-5135

Mailing Address: PO Box 34690
Seattle, WA 98124-1690

Phone 1-800-796-3872
TTY/TDD 1-800-833-6388

www.symetra.com

RE:     Notice of Regulatory Documents and Request that You Update Your Email Address

Dear Valued Customer:

We have attempted to notify you by email that you have new regulatory documents* available for viewing, but the email has been returned as undeliverable.

The portfolios affected by this mailing are:

* The regulatory documents may be either an Annual or Semi-Annual report. Generally, Annual reports are sent beginning in March, while the Semi-Annual reports are sent beginning in September.

You can view these regulatory documents on our website at www.symetra.com by completing the following instructions:

1.	Go to the Individuals & Families section:

•	Symetra Life Customers: www.symetra.com.

•	First Symetra Customers: www.symetra.com/newyork.

2.	From the Performance & Prospectus section, select your Symetra Life or First Symetra product and “Annual / Semi-Annual Reports”

3.	Select the portfolio from the “Select Fund” drop down list at the top of the page

4.	From the options at the top of the page, select Annual Report or Semi-Annual Report

5.	Repeat these steps for each portfolio.

If you wish to receive future regulatory documents by email, please go to www.symetra.com and select “LOG IN TO MY ACCOUNT” at the top of the screen. Once you have completed the LOG IN, select the Sign Up for Electronic Prospectus Delivery option and update your email address on the Electronic Document Delivery screen.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-796-3872, 6:00 a.m. to 4:30 p.m. PDT or your registered representative.

Symetra Life Insurance Company
First Symetra National Life Insurance Company of New York

RE: Important information about your Symetra True Variable Annuity Contract
<logo>

Thank you for choosing the convenience of eDelivery. Click on the link(s) below to view important information about your contract.
Document Link 1
…
Document Link n
As this email address is not monitored, please contact one of our customer service representatives at 1-800-457-9015 from 6:00 a.m. to 4:30 p.m. PT if you have any questions or would like additional information.
We appreciate the opportunity to serve you.
Sincerely,
Symetra Life Insurance Company
The information contained in this message is confidential. If you are not the intended recipient, do not distribute or copy this communication. If you have received this communication in error, please notify us immediately. Thank you for your cooperation.

<logo>

We have attempted to notify you by email that you have new documents available for viewing. Unfortunately, the emails have been returned to us undeliverable.
If you wish to receive eDelivery again, please update your email address at true.symetra.com or call one of our customer service representatives at 1-800-457-9015 from 6:00 a.m. to 4:30 p.m. PT.
In the meantime, you will receive printed documents.

We appreciate the opportunity to serve you.

Sincerely,

Symetra Life Insurance Company